Going Concern, Liquidity, and Management’s Plans (Details Narrative) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 07, 2024
Subsequent Event [Line Items]
Retained Earnings (Accumulated Deficit)	$ 86,959							$ 86,959		$ 82,706	$ 75,021
Net Income (Loss) Attributable to Parent	$ 1,359	$ 1,488	$ 1,293	$ 2,156	$ 1,643	$ 1,598		$ 4,140	$ 5,397	7,535	$ 16,266
Payments for Operating Activities							$ 10,100			$ 8,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured Debt												$ 2,500
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares, Issued												44,279